LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
Summary of Carrying Amounts of The Right-of-use Assets and Movements
The carrying amounts of the Company’s right-of-use assets and the movements for the six months ended June 30, 2024 are as follows:

2024
US$’000 (Unaudited)

Right-of-use assets at January 1, 2024	80,502
Additions	40,215
Exchange realignment	(1,735)
Depreciation of right-of-use assets	(4,264)
Right-of-use assets at June 30, 2024	114,718

Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term	The balance of the Company’s lease liabilities and the movements for the six months ended June 30, 2024 are as follows:

2024
US$’000 (Unaudited)
Carrying amount at January 1, 2024	47,344
Additions	3,266
Accretion of interest recognized during the period	739
Payments	(2,657)
Exchange realignment	(1,325)
Carrying amount at June 30, 2024	47,367
Analyzed into:
Current portion	3,325
Non-current portion	44,042
Total	47,367